Financing Costs And Income	12 Months Ended
Jan. 31, 2020
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Financing Costs And Income
26.	FINANCING COSTS AND INCOME

Details of financing costs and financing income were as follows:

	Years ended
	January 31, 2020	January 31, 2019
Interest on long-term debt	$62.9	$50.5
Transaction costs on long-term debt	—	8.9
Interest and commitment fees on revolving credit facilities	6.6	5.6
Interest on lease liabilities	9.0	—
Net interest on employee future benefit liabilities (Note 17)	6.2	5.7
Financial guarantee losses	0.4	1.2
Unwinding of discount of provisions	1.7	2.5
Other	4.1	2.5
Financing costs	90.9	76.9

Financing income	(2.2)	(3.0)
Total	$88.7	$73.9